Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Vontobel U S Equity Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund SummaryVontobel U.S. Equity Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vontobel U.S. Equity Institutional Fund (the “Fund”) has an investment objective of providing long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 57.97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. issuers of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, and real estate investment trusts (“REITs”).The Fund seeks to provide investors with access to high-quality U.S. companies. The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so. The Adviser implements a bottom-up stock selection process and generally does not look for special circumstances or cyclical market timing events. The Adviser anticipates that stocks held by the Fund will perform well as long as the general economic environment is favorable. However, Fund holdings are also expected to have defensive qualities and are selected with the expectation that they outperform the growth of the weighted average earnings per share of the indices when economies or markets fail to perform well. The Fund’s holdings tend to underperform during late stage boom markets or during a market bounce following a collapse; times when more cyclical and higher levered companies tend to outperform.In determining which portfolio securities to sell, the Adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the Adviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power, and whether, in the Adviser’s opinion, there has been a loss of a long-term competitive advantage.Additionally, the Fund may invest up to 20% of its assets in securities of issuers located in Canada or in sponsored or unsponsored American Depositary Receipts (“ADRs”) of foreign companies located in developing or emerging markets countries. Emerging markets generally will include countries of every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. The Adviser primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the “location” of an issuer. The Adviser will also consider as companies of an emerging markets country or countries certain issuers that are not actually domiciled in or do not have their principal place of business in an emerging markets country or countries, but that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in an emerging markets country or countries. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of a designated country or countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Investing in emerging market securities exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries.Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Under an unsponsored depositary receipt arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the depositary receipt holders. Because unsponsored depositary receipt arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositary receipts and voting rights with respect to the deposited securities are not passed through.Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social, and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts. The potential departure of one or more countries from the European Union may have significant political and financial consequences for global markets.Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.Market Volatility Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.REIT Risk. Investing in real estate investment trusts, or “REITs,” involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-252-5393 (toll free) or 312-630-6583.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-5393 (toll free) or 312-630-6583
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return – Class I Shares for year ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter2Q 202018.04%Worst Quarter1Q 2020(18.54)%*The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 10.73%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Vontobel U S Equity Institutional | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed))	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Fee Waivers and Reimbersements	rr_FeeWaiverOrReimbursementOverAssets	2.68%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	1,508
10 Years	rr_ExpenseExampleYear10	$ 3,448
2019	rr_AnnualReturn2019	32.03%
2020	rr_AnnualReturn2020	17.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.54%)
1 Year	rr_AverageAnnualReturnYear01	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	17.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Vontobel U S Equity Institutional | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	17.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Vontobel U S Equity Institutional | After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Vontobel U S Equity Institutional | S&P 500 Index (reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.26%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018	[3]

[1]	Vontobel Asset Management, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.65% for Class I Shares until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[2]	Class I Shares of the Fund commenced operations on March 27, 2018.
[3]	Index returns shown are net of withholding taxes.